BENEFITS TO EMPLOYEES - Actuarial and Economic Hypotheses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Turnover rate	Null; 0.00%; Ex-Nucleos 2018	Null; 0.00%; Ex-Nucleos 2018
Active and inactive mortality table	AT-2000 Segregated by sex and smoothed by 10%; AT-2000 Female (Aggravated by 15%); AT-2000 Segregated by sex; AT-2000 Basic, segregated by sex; AT-2000 Male	AT-2000 segregated by gender and downsized by 10%; Women’s AT-2000 (aggravated by 15%); AT-2000 segregated by sex; AT-2000 Basic segregated by sex; Man’s AT-2000
Disability mortality table	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic Segregated by sex; MI-2006 Segregated by sex and downsized to 10%; MI 85 by sex; AT-83 (IAM) Male	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic segregated by sex; MI-2006 segregated by sex and downsized by 10%; MI 85 by sex; AT-83 (IAM) Male
Disability table	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927;Sasa 1927 aggravated by 20%; Light (Average)	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927; Sasa 1927 aggravated by 20%; Light (Average)
Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actuarial assumption of expected rates of salary increases	1.00%	1.00%
Actuarial assumption of discount rates	5.42%	2.87%
Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actuarial assumption of expected rates of salary increases	2.01%	2.01%
Actuarial assumption of discount rates	6.17%	5.47%
Pension benefit plans
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Expected Return On Plan Assets Defined Benefit Plan	4.00%	3.27%
Actuarial assumption of expected rates of inflation	4.00%	4.00%
Social security defined benefit plans | Plan assets
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Current return on plan assets	R$ 1,718,633	R$ (1,184,136)